World Omni Auto Receivables Trust 2008-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2008

Dates Covered
Collections Period	09/01/08 - 09/30/08
Interest Accrual Period	09/15/08 - 10/14/08
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 08/31/08	984,503,409.02	56,702
Principal Payments	25,492,186.13	1,367
Defaulted Receivables	3,665,440.69	160
Repurchased Accounts	0.00	0

Pool Balance at 9/30/08	955,345,782.20	55,175

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	18,166,546.95	1,003
Past Due 61-90 days	4,596,371.25	239
Past Due 91 + days	1,661,371.51	86

Total	24,424,289.71	1,328

Total 31+ Delinquent as % Ending Pool Balance	2.56%

Recoveries	1,918,817.32

Aggregate Net Losses—September 2008	1,746,623.37

Overcollateralization Target Amount	14,330,186.73

Actual Overcollateralization	14,330,186.73

Weighted Average APR	8.50%
Weighted Average Remaining Term	58.05

Flow of Funds	$ Amount
Collections	34,298,063.92
Advances	13,941.18
Investment Earnings on Cash Accounts	81,428.64
Servicing Fee	(820,419.51)
Interest Rate Swap Receipt	—

Available Funds	33,573,014.23

Distributions of Available Funds
(1) Monthly Swap Payment Amount	79,367.51
(2) Class A Interest	2,877,303.78
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	14,390,075.68
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	14,330,186.73
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	31,676,933.70

Servicing Fee	820,419.51
Unpaid Servicing Fee	—
Excess Held In Collection Account	1,896,080.53

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 9/15/08	969,735,857.88
Principal Paid	28,720,262.41
Note Balance @ 10/15/08	941,015,595.47

Class A-1
Note Balance @ 9/15/08	65,147,857.88
Principal Paid	28,720,262.41
Note Balance @ 10/15/08	36,427,595.47
Note Factor @ 10/15/08	13.6945848%

Class A-2
Note Balance @ 9/15/08	336,000,000.00
Principal Paid	—
Note Balance @ 10/15/08	336,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-3a
Note Balance @ 9/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 10/15/08	210,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-3b
Note Balance @ 9/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 10/15/08	107,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-4
Note Balance @ 9/15/08	181,000,000.00
Principal Paid	—
Note Balance @ 10/15/08	181,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class B
Note Balance @ 9/15/08	70,588,000.00
Principal Paid	—
Note Balance @ 10/15/08	70,588,000.00
Note Factor @ 10/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,877,303.78
Total Principal Paid	28,720,262.41

Total Paid	31,597,566.19

Class A-1
Coupon	2.92200%
Interest Paid	158,635.03
Principal Paid	28,720,262.41

Total Paid to A-1 Holders	28,878,897.44

Class A-2
One-Month Libor	2.48750%
Coupon	3.48750%
Interest Paid	976,500.00
Principal Paid	0.00

Total Paid to A-2 Holders	976,500.00

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	2.48750%
Coupon	3.78750%
Interest Paid	337,718.75
Principal Paid	0.00

Total Paid to A-3b Holders	337,718.75

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4579987
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5349025

Total Distribution Amount	26.9929012

A-1 Interest Distribution Amount	0.5963723
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	107.9709113

Total A-1 Distribution Amount	108.5672836

A-2 Interest Distribution Amount	2.9062500
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.9062500

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	3.1562500
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.1562500

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	501.04
Noteholders’ Principal Distributable Amount	498.96

Account Balances	$ Amount

Advances
Balance as of 8/31/08	317,449.01
Balance as of 9/30/08	331,390.19
Change	13,941.18

Reserve Fund
Balance as of 8/31/08	2,947,761.63
Investment Earnings	6,779.96
Prior Month’s Investment Earnings paid	(6,584.96)
Withdrawal	0.00
Balance as of 9/30/08	2,947,956.63
Change	195.00

Reserve Fund Requirement	2,941,176.67